CONCESSIONS PAYABLE - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Concessions Payable And Judicial Deposits [line items]
Judicial deposits	R$ 24,125	R$ 22,119
Rumo Malha Paulista S.A. [member]
Disclosure Of Concessions Payable And Judicial Deposits [line items]
Estimated investments to be made for sub-concession contracts	6,100,000
Obligation	R$ 3,000,000
Percentage of physical execution	22.00%
Rumo Malha Central S.A. [member]
Disclosure Of Concessions Payable And Judicial Deposits [line items]
Estimated investments to be made for sub-concession contracts	R$ 645,573
Percentage of physical execution	76.00%	65.00%
Rumo Malha Central S.A. [member] | Bottom of range [member]
Disclosure Of Concessions Payable And Judicial Deposits [line items]
Contractual Fixed Term	1 year
Rumo Malha Central S.A. [member] | Top of range [member]
Disclosure Of Concessions Payable And Judicial Deposits [line items]
Contractual Fixed Term	3 years